Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurement
14.
FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group measures variable rate financial instruments, available-for-sale investments and equity securities with readily determinable fair values at fair value on a recurring basis in accordance with ASC 820-10. Equity securities with readily determinable fair value classified within Level 1 are valued using quoted market prices currently available. Variable rate financial instruments and available-for-sale investments classified within Level 2 are valued using directly or indirectly observable inputs in the market place.

As of December 31, 2024 and 2025, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2024	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Variable rate financial instruments	254,459	—	254,459	—
Long-term investments
Available-for-sale investments	189,422	—	189,422	—
Equity securities with readily determinable fair values	19,700	19,700	—	—
Total	463,581	19,700	443,881	—

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2025	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Variable rate financial instruments	141,232	—	141,232	—
Long-term investments
Available-for-sale investments	193,148	—	193,148	—
Equity securities with readily determinable fair values	21,641	21,641	—	—
Total	356,021	21,641	334,380	—

Measured or disclosed at fair value on a non-recurring basis

The Group measures its property and equipment at fair value on a non-recurring basis annually or whenever events or changes in circumstances indicate that the carrying amount exceeds its fair value. The Group determined the fair value of property and equipment that were subject to impairment using the significant other observable inputs based on a quoted market price for similar assets or liabilities in active market (Level 2).

Long-term investments that are accounted for as equity method investments or using the measurement alternative are reviewed periodically for impairment using fair value measurement. In determining the fair value of these investments when the Group identified impairment indicators, income approach or market approach was used, if applicable, which requires management to use unobservable inputs (Level 3), mainly including the estimates of future cash flows, discount rate, terminal growth rate, selection of comparable companies and multiples and estimated discount for lack of marketability.